Leases (Details) - Schedule of minimum aggregate future obligations under non-cancelable operating leases - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Minimum Aggregate Future Obligations Under Non Cancelable Operating Leases [Abstract]
2022	$ 3,755	$ 2,384
2023	4,651	2,695
2024		2,775
2025		2,859
2026		2,944
Thereafter		991
Noncancelable operating leases total	$ 8,406	$ 14,648